Employee benefit plans	9 Months Ended
Sep. 30, 2022
Employee benefit plans
Employee benefit plans

8.    Employee benefit plans

Pension liabilities decreased by €241,495 to €541,127 at September 30, 2022 from €782,622 at December 31, 2021. The decrease is mainly attributable to adjustments to the discount rate, which resulted in an actuarial gain of the same amount to be recognized in other comprehensive income (loss). For the German benefit plan, which accounts for a substantial part of the pension liability, an interest rate of 4.20% was applied as of September 30, 2022 (December 31, 2021: 1.40%).